SHARE-BASED PAYMENTS - Summary of Option Activity (Detail) shares in Thousands	12 Months Ended
Jul. 31, 2021 $ / shares shares
Number of Shares
Stock options outstanding, beginning balance (in shares) | shares	174
Granted (in shares) | shares	0
Exercised (in shares) | shares	0
Forfeited or expired (in shares) | shares	(162)
Stock options outstanding, ending balance (in shares) | shares	12
Stock options exercisable (in shares) | shares	12
Weighted Average Exercise Price
Stock options outstanding, beginning balance (in usd per shares) | $ / shares	$ 4.30
Granted (in usd per shares) | $ / shares	0
Exercised (in usd per shares) | $ / shares	0
Forfeited or expired (in usd per shares) | $ / shares	4.37
Stock options outstanding, ending balance (in usd per shares) | $ / shares	3.41
Stock options exercisable (in usd per shares) | $ / shares	$ 3.41
Weighted Average Remaining Contractual Term (Years)
Stock options outstanding	2 months 12 days
Stock options exercisable	2 months 12 days